STATEMENT OF CASH FLOWS - USD ($)	11 Months Ended
Mar. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (446,349)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,675
Amortization of intangibles	1,044
Share-based compensation	6,219
Changes in operating assets and liabilities:
Inventory	(30,521)
Prepaid expenses	(21,715)
Accounts payable and accrued expenses	52,582
Net Cash Used In Operating Activities	(433,065)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for machinery and equipment	(71,187)
Cash paid for intangibles	(28,010)
Net Cash Used In Investing Activities	(99,197)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	35,001
Proceeds from issuance of preferred stock	530,000
Proceeds received from convertible note	655,000
Borrowings from promissory note	30,000
Repayment of promissory note	(30,000)
Net Cash Provided By Financing Activities	1,220,001
Net Increase in Cash	687,739
Cash - Beginning of Period	0
Cash - End of Period	687,739
Cash Paid During the Period for:
Income taxes	0
Interest	984
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock compensation payable	$ 5,857